Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	$ 58,760	$ 51,262		$ 55,658
Non-current assets	90,354	85,960		78,024
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	1,062	1,200	[1]	1,296	[1]
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,855	2,545		2,393
Non-current assets	52,854	50,619		48,991
Europe [member]
Disclosure of geographical areas [line items]
Revenue	2,183	1,121		1,702
China [member]
Disclosure of geographical areas [line items]
Revenue	34,206	32,083		34,752
Japan [member]
Disclosure of geographical areas [line items]
Revenue	5,810	4,177		4,557
INDIA
Disclosure of geographical areas [line items]
Revenue	3,660	2,661		3,371
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	3,218	2,664		3,069
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	3,632	3,331		3,749
North America [member]
Disclosure of geographical areas [line items]
Revenue	2,707	2,251		1,601
Non-current assets	9,498	9,459		6,979
South America [member]
Disclosure of geographical areas [line items]
Revenue	489	429		464
Non-current assets	25,848	23,940		19,927
Rest of world [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 1,092	$ 742		$ 831

[1]	Unallocated assets comprise non-current tax assets, deferred tax assets and other financial assets.